S000006332 [Member] Shareholder Fees - TCW Relative Value Mid Cap Fund	Oct. 31, 2025 USD ($)
I Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
N Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0